Revenue	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Revenue
24. Revenue

	Year ended March 31,
	2018		2019		2020
Rendering of services	₹	524,543	₹	571,301	₹	598,550
Sales of products		20,328		14,544		11,682

	₹	544,871	₹	585,845	₹	610,232

A.	Contract Assets and Liabilities
The Company classifies its right to consideration in exchange for deliverables as either a receivable or a contract asset.
A receivable is a right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. For example, the Company recognizes a receivable for revenues related to time and materials contracts or volume-based contracts. The Company presents such receivables as part of unbilled receivables at their net estimated realizable value. The same is tested for impairment as per the guidance in IFRS 9 using expected credit loss method.
Contract liabilities:
During the year ended March 31, 2019, the Company recognized revenue of
₹
14,570 arising from opening unearned revenue as at April 1, 2018. During the year ended March 31, 2020, the Company recognized revenue of
₹
21,193 arising from contract liabilities as at March 31, 2019.
Contract assets:
During the year ended March 31, 2019,
₹
13,558 of unbilled revenue pertaining to fixed-price development contracts (balance as at April 1, 2018:
₹
17,469), has been reclassified to receivables on completion of milestones. During the year ended March 31, 2020,
₹
13,068 of contract assets pertaining to fixed-price development contracts has been reclassified to receivables on completion of milestones.
Contract assets and liabilities are reported in a net position on a contract by contract basis at the end of each reporting period.

B.	Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes contract liabilities and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date, which are contracts invoiced on time and material basis and volume based.
As at March 31, 2019, the aggregate amount of transaction price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, was
₹
373,879 of which approximately 59% is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.
As at March 31, 2020, the aggregate amount of transaction price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, was
₹
360,033 of which approximately 62% is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.

C.	Disaggregation of Revenues
The tables below present disaggregated revenues from contracts with customers by business segment, customer location and contract-type. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

Information on disaggregation of revenues for the year ended March 31, 2019 is as follows:

	IT Services								IT Products
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total		ISRE	Total
A. Revenue
Rendering of services	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	—	7,965	571,301
Sales of products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845
B. Revenue by geography
India	3,868	2,295	1,006	1,690	1,392	1,534	3,095	14,880	8,154	7,965	30,999
Americas	98,428	57,204	59,262	22,739	54,679	21,541	7,694	321,547	2,112	—	323,659
Europe	46,856	7,591	17,636	29,795	16,441	18,211	7,420	143,950	2,240	—	146,190
Rest of the World	24,364	6,852	10,893	18,105	3,596	4,869	14,280	82,959	2,038	—	84,997

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

C. Revenue by nature of contract
Fixed price and volume based	89,378	53,462	50,425	51,799	47,055	31,843	19,847	343,809	—	6,176	349,985
Time and materials	84,138	20,480	38,372	20,530	29,053	14,312	12,642	219,527	—	1,789	221,316
Products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

Information on disaggregation of revenues for the year ended March 31, 2020 is as follows:

	IT Services								IT Products
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total		ISRE	Total
A. Revenue
Rendering of services	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	—	7,961	598,550
Sales of products	—	—	—	—	—	—	—	—	11,682	—	11,682

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232
B. Revenue by geography
India	5,241	2,522	1,025	1,832	942	1,908	2,109	15,579	6,675	7,961	30,215
Americas	107,467	60,245	67,988	24,315	57,092	23,327	9,075	349,509	918	—	350,427
Europe	45,067	7,540	17,275	31,090	14,107	18,547	8,056	141,682	2,390	—	144,072
Rest of the World	25,593	7,487	10,221	18,721	3,305	4,077	14,415	83,819	1,699	—	85,518

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232

C. Revenue by nature of contract
Fixed price and volume based	101,875	49,951	53,575	52,084	49,733	33,793	21,908	362,919	—	6,415	369,334
Time and materials	81,493	27,843	42,934	23,874	25,713	14,066	11,747	227,670	—	1,546	229,216
Products	—	—	—	—	—	—	—	—	11,682	—	11,682

	183,368	77,794	96,509	75,958	75,446	47,859	33,655	590,589	11,682	7,961	610,232